Summary of Relative Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)		Sep. 30, 2022		Dec. 31, 2021		Nov. 10, 2020		Jun. 28, 2019
Assets Acquired:
Land								$ 975,000
Buildings		$ 298,341,568		$ 371,507,610				5,389,000
Construction in progress				1,467,090
Intangible assets								1,600,000
Investments in real estate joint ventures				17,495,254
Other assets								1,084,629
'Total assets acquired		308,795,566	[1]	$ 411,931,646	[1]			60,267,071
Liabilities assumed:
Accounts payable and other liabilities								722,286
'Total liabilities assumed								27,357,066
Total net assets acquired								$ 32,910,005
Strategic Storage Trust IV, Inc.
Assets Acquired:
Land		54,385,560				$ 54,385,560
Buildings		257,618,228				257,618,228
Site improvements		12,340,848				12,340,848
Construction in progress		1,467,090				1,467,090
Intangible assets		20,052,449				20,052,449
Investments in real estate joint ventures		17,495,254				17,495,254
Cash and cash equivalents, and restricted cash		7,763,490				7,763,490
Other assets		4,145,394				4,145,394
'Total assets acquired		375,268,313				375,268,313
Liabilities assumed:
Debt		81,165,978	[2]			81,165,978	[3]
Accounts payable and other liabilities		8,074,162				8,074,162
'Total liabilities assumed		89,240,140				89,240,140
Total net assets acquired		286,028,173				286,028,173
SSGT II Merger Agreement
Assets Acquired:
Land						21,111,616
Buildings		228,359,718	[4]			201,026,974
Site improvements						6,221,128
Construction in progress						252,925
Intangible assets	[5]					15,688,002
Investments in real estate joint ventures						7,394,539
Cash and cash equivalents, and restricted cash						10,759,283
Other assets						847,359
'Total assets acquired		$ 236,092,680	[1],[4]			263,301,826
Liabilities assumed:
'Total liabilities assumed	[6]					2,143,313
Total net assets acquired						$ 261,158,513

[1]	The allocations noted above are based on a determination of the relative fair value of the total consideration provided and represent the amount paid including capitalized acquisition costs.
[2]	Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 5 – Debt, for additional information.
[3]	Debt assumed includes approximately $40.5 million of debt on the KeyBank SST IV CMBS Loan, a $0.1 million fair market value discount on such debt, and the approximately $40.8 million SST IV TCF Loan. See Note 6 – Debt for additional information.
[4]	This acquisition consisted of ten properties, three in Florida, one in Wisconsin, two in Washington, one in Texas, one in California, one in Arizona, and one in Nevada. Other assets and liabilities were also acquired in this acquisition, which are not described immediately above; refer to the disclosure within this footnote to the financial statements further above for additional information.
[5]	Approximately $8.0 million of the intangible assets acquired relates to the value of a purchase and sale agreement for the acquisition of a property in San Gabriel, CA that we assumed in the SSGT II Merger. The remainder of the intangible asset relates to value ascribed to the in-place leases on the properties acquired.
[6]	Liabilities assumed represents accounts payable and other liabilities.